Acquisitions - Narrative (Details) - WPD - GBP (£) £ in Millions	12 Months Ended		24 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Jun. 14, 2021
Disclosure of detailed information about business combination [line items]
Percentage of share capital acquired				100.00%
Cash consideration				£ 7,881
Intercompany loan payable				350
Goodwill expected to be deductible for tax purposes				0
Fair value of acquired receivables				270
Acquisition-related costs recognised	£ 95	£ 15	£ 110
Revenue of acquiree since acquisition date	1,468
Profit before tax of acquiree since acquisition date	781
Revenue of combined entity as if combination occurred at beginning of period	18,806
Profit before tax of continuing operations of combined entity as if combination occurred at beginning of period	£ 3,600
Trade receivables
Disclosure of detailed information about business combination [line items]
Fair value of acquired receivables				86
Gross contractual amounts receivable for acquired receivables				103
Best estimate at acquisition date of contractual cash flows not expected to be collected for acquired receivables				£ 17